Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 28, 2020
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit	$ 660,381,000		$ 608,219,000	$ 608,219,000	$ 481,212,000
Cash and cash equivalents and short-term investments	164,600,000		179,700,000	179,700,000
Net losses resulting from foreign exchange transactions				1,100,000
Short-term investments	131,499,000		68,990,000	68,990,000	39,877,000
Total restricted cash	12,978,000		$ 12,978,000	12,978,000	13,409,000
Impairment charge	$ 0	$ 0		100,000	6,400,000	$ 0
Advertising expenses				$ 600,000	$ 900,000	$ 800,000
Potentially dilutive securities	160,948,058	154,109,603		161,575,244	150,585,347	136,102,297
Common stock, shares issued (in shares)	6,996,135		6,361,952	6,361,952	4,400,247
ArcLight
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit	$ 110,721,396		$ 33,707,942	$ 33,707,942
Cash equivalents held in money market funds (in Dollars)			$ 277,500,000	277,500,000
Maturity days			185 days
Federal depository insurance coverage limit (in Dollars)	$ 250,000		$ 250,000	$ 250,000
Potentially dilutive securities	21,425,000
US Treasury Securities | ArcLight
Summary of Significant Accounting Policies [Line Items]
Maturity days			185 days
Common Class A | ArcLight
Summary of Significant Accounting Policies [Line Items]
Additional units, shares issued (in Shares)			6,390,384	6,390,384			0
Ordinary shares subject to possible redemption	13,658,271		21,359,616	21,359,616
Common stock, shares issued (in shares)	14,091,729		6,390,384	6,390,384
Shares subject to possible redemption			21,359,616	21,359,616
Warrant liability | ArcLight
Summary of Significant Accounting Policies [Line Items]
Additional units, shares issued (in Shares)	13,875,000
Common stock, shares issued (in shares)			13,875,000	13,875,000
Private placement | ArcLight
Summary of Significant Accounting Policies [Line Items]
Additional units, shares issued (in Shares)	7,550,000
Potentially dilutive securities	21,425,000		21,425,000